STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2020
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2020	2019	2018
Total staff costs
Staff costs included in operating expenses	9.2	8.1	9.3
Staff costs included in administrative expenses	41.5	37.7	36.9
Total	50.7	45.8	46.2

Staff costs comprise the following
Wages and salaries	42.3	37.2	38.1
Share-based compensation	1.7	1.9	2.1
Pension costs	3.3	3.5	3.3
Other social security costs	1.3	0.9	0.6
Other staff costs	2.1	2.3	2.1
Total	50.7	45.8	46.2

Average number of permanent employees
Seafarers	109	108	112
Land-based	332	313	302
Total	441	421	414

Schedule of termination benefits by title of individual

USD ‘000	2020	2019	2018
Non-Executive Board and Committee Remuneration, short term
Christopher H. Boehringer	256	252	276
David Weinstein	200	198	182
Göran Trapp	172	170	171
Torben Janholt	89	170	171
Annette Justad	139	—	—
Total	856	790	800

Schedule of key management personnel compensation

			Annual
			perfor-
		Taxable	mance
USD ‘000	Salary	benefits	bonus	Total
Executive Management Remuneration
Jacob Meldgaard
2018, TORM A/S1)	983	44	425	1,452
2018, TORM plc1)	80	—	—	80
2019, TORM A/S1)	962	41	1,126	2,129
2019, TORM plc1)	79	—	—	79
2020, TORM A/S1)	1,052	41	1,262	2,355
2020, TORM plc1)	77	—	—	77

1)    Paid by legal entity as noted.

Schedule of staff costs

			RSU grant
			value
		Exercise	assuming
	RSU LTIP	price per	100%
	grant 1)	share	vesting
LTIP element of Jacob Meldgaard’s remuneration package 2018:
Jacob Meldgaard	766,035	DKK 53.7	USD 0.9m

1)    LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018, therefore there is no minimum or maximum for 2018.

Schedule of reconciliation number of other equity instruments

Number of shares (1,000)	2020	2019	2018
Outstanding as of 1 January	2,228.3	2,719.1	2,611.2
Granted during the period	1,047.4	1,001.1	907.3
Exercised during the period	(107.7)	(529.4)	—
Expired during the period	(980.5)	(785.3)	(764.0)
Forfeited during the period	—	(177.2)	(35.4)
Outstanding as of 31 December	2,187.5	2,228.3	2,719.1

Exercisable as of 31 December	—	—	255.3